North Square Strategic Income Fund
Class I: ADVNX
Class A: (not available for purchase)

Supplement dated December 17, 2021 to the Summary Prospectus and Prospectus, each dated February 28, 2021

This supplement serves as notification of the following changes:

Effective immediately, Brandon Bajema serves as a portfolio manager of the North Square Strategic Income Fund. Accordingly, the sections entitled “Portfolio Managers” of the Summary Prospectus and “Summary Section - North Square Strategic Income Fund - Portfolio Managers” of the Prospectus are revised as follows:

Red Cedar’s portfolio management team is comprised of John L. Cassady, III, CFA, Chief Investment Officer; David L. Withrow, CFA, Director of Portfolio Management; Michael J. Martin, CFA, Senior Portfolio Manager; Jason M. Schwartz, CFA, Senior Portfolio Manager; Julia M. Batchenko, CFA, Portfolio Manager; and Brandon F. Bajema, CFA, Senior Portfolio Manager.  Mr. Cassady is the lead portfolio manager and the portfolio management team is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and have been since the Fund’s reorganization into the North Square Investments Trust on February 21, 2020, except for Brandon Bajema who has been a portfolio manager of the Fund since December 2021.

Furthermore, the section entitled “Management of the Funds - Portfolio Managers - Portfolio Managers of Red Cedar” of the Prospectus is revised as follows:

John L. Cassady, III, David L. Withrow, Michael J. Martin, Jason M. Schwartz, Julia M. Batchenko, and Brandon F. Bajema are jointly and primarily responsible for the day-to-day management of the North Square Strategic Income Fund.

Brandon F. Bajema has 18 years of investment experience and is a Senior Portfolio Manager at Red Cedar. He started in the industry in 2003 and joined Red Cedar in 2021. Previously, Mr. Bajema was a Portfolio Manager in the Fixed Income & Treasury Department with the Abu Dhabi Investment Authority (ADIA) where he managed a multi-currency global credit portfolio from the United Arab Emirates. Before joining ADIA, Brandon was a Director at Fitch Ratings in the Financial Institutions Group where he covered banks, asset managers and finance companies. Prior to that, he was an Audit Manager at BDO, USA where he focused on banks and insurance companies. Mr. Bajema is a CPA and a CFA® charterholder. He has a B.S. in Economics and a Masters of Science in Accounting from Grand Valley State University.

Please contact the Fund at 1-855-551-5521 if you have any questions.

Please retain this Supplement for future reference.

North Square Strategic Income Fund
Class I: ADVNX
Class A: (not available for purchase)

Supplement dated December 17, 2021 to the
Statement of Additional Information (“SAI”), dated February 28, 2021

This supplement serves as notification of the following changes:

Brandon F. Bajema is added as a Portfolio Manager of the North Square Strategic Income Fund effective immediately.

Accordingly, the section entitled “Management of the Funds - Portfolio Managers - Portfolio Managers of Red Cedar” of the SAI is supplemented as follows:

John L. Cassady, III, David L. Withrow, Michael J. Martin, Jason M. Schwartz, Julia M. Batchenko, and Brandon F. Bajema are jointly and primarily responsible for the day-to-day management of the North Square Strategic Income Fund.

Furthermore, the section entitled “Management of the Funds - Portfolio Managers - Other Accounts Managed by the Portfolio Managers” of the SAI is supplemented as follows:

Other Accounts Managed by the Portfolio Managers. Information on these other accounts is as of November 30, 2021.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)
Brandon F. Bajema	0	$0	0	$0	6	$306

	Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)
Brandon F. Bajema	0	$0	0	$0	0	$0

As of November 30, 2021, Brandon F. Bajema did not own shares in the North Square Strategic Income Fund.

Please contact the Fund at 1-855-551-5521 if you have any questions.

Please retain this Supplement for future reference.